Stockholders' Equity (Deficit) - Additional Information (Details) - $ / shares	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Apr. 29, 2022	May 28, 2021	Mar. 08, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Common stock shares authorized	138,000,000	138,000,000				138,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001				$ 0.0001
Common stock shares issued	16,804,476	15,189,091				14,504,193
Common stock shares outstanding	16,804,476	15,189,091				14,504,193
Shares subject to possible redemption	99,734,543	99,734,543				58,948,067
DYNAMICS SPECIAL PURPOSE [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Founder Share [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares subject to possible redemption				750,000
Common Class A [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock shares authorized	100,000,000	100,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one vote	one vote
Common stock shares issued	23,715,500	23,715,500	885,377
Common stock shares outstanding	715,500	715,500
Shares subject to possible redemption	23,000,000	23,000,000
Common Class A [Member] | Founder Share [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares subject to possible redemption	750,000
Common Class B [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock shares authorized	10,000,000	10,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one vote	one vote
Common stock shares issued	5,750,000	5,750,000
Common stock shares outstanding	5,750,000	5,750,000
Shares subject to possible redemption		5,750,000
Common Class B [Member] | Founder Share [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares subject to possible redemption	10,000,000	750,000			750,000
Common Class B [Member] | Sponsor [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of the common stock issued and outstanding	20.00%	20.00%			20.00%